Acquisition Date Fair Value of Consideration Transferred Net of Contingently Returnable Consideration Assets and Noncontrolling Interest in 3GUU Group (Parenthetical) (Detail) (3GUU Group)	1 Months Ended
	Aug. 23, 2011	Dec. 31, 2010
3GUU Group
Business Acquisition [Line Items]
Business acquisition, ordinary shares issued	59,999,000	68,600,000
Noncontrolling interest, percentage		30.00%